NOTE 20. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC.	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC.

The Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments in subsidiaries”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2015 and 2014, there were no material contingencies, significant capital and other commitments, provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements, if any.

Condensed Balance Sheets

	December 31,
	2015	2014

Assets
Cash and cash equivalents	$135	$118
Prepaid expenses and other current assets	16	8
Investment in subsidiaries, continued operations	118,448	118,372
Investment in subsidiaries, discontinued operations	66,813	73,414

Due from subsidiaries	71,276	71,774
Total assets	$256,688	$263,686

Liabilities
Other payables and accrued liabilities	$619	$634

Shareholders’ equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,550,993 shares at December 31, 2015, respectively; and $0.001 par value authorized – 100,000,000 shares; issued and outstanding – 23,545,939 shares at December 31, 2014, respectively	24	24
Additional paid-in capital	329,276	328,884
Accumulated losses	(88,215)	(96,496)
Accumulated other comprehensive income	14,984	30,640
Total shareholders’ equity	256,069	263,052

Total liabilities and shareholders’ equity	$256,688	$263,686

Condensed Statements of Income

	Years ended December 31,
	2015	2014	2013

Equity in profit (loss) of subsidiaries, continued	$926	$(10,158)	$(4,469)
Equity in profit of subsidiaries, discontinued	8,205	26,488	20,594
Total equity in profit of subsidiaries	9,131	16,330	16,125

General and administrative expenses	850	1,814	4,297
Litigation expense	—	4,350	—
Total operating expenses	850	6,164	4,297

Income from operations	8,281	10,166	11,828
Net income	$8,281	$10,166	$11,828

Condensed Statements of Cash flows

	Years ended December 31,
	2015	2014	2013

Net cash and cash equivalents (used in) operating activities	$(481)	$(4,811)	$(643)
Net cash and cash equivalents provided by investing activities	498	4,833	644
Net cash and cash equivalents used in financing activities	—	—	—
Cash and cash equivalents, beginning of the year	118	96	95
Cash and cash equivalents, end of the year	$135	$118	$96